RELATED PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2020
RELATED PARTY TRANSACTIONS
NOTE 5. RELATED PARTY TRANSACTIONS

Founder Shares

On August 10, 2020, the Sponsor purchased 5,750,000 shares of the Company’s Class B common stock (the “Founder Shares”) for an aggregate purchase price of $25,000. In September 2020, the Sponsor transferred 175,500 Founder Shares to directors, officers and consultants of the Company (together with the Sponsor, the “initial stockholders”). The Founder Shares included an aggregate of up to 750,000 shares subject to forfeiture by the initial stockholders to the extent that the underwriters’ over-allotment was not exercised in full or in part, so that the number of Founder Shares would collectively represent approximately 20% of the Company’s issued and outstanding shares after the Initial Public Offering. As a result of the underwriters’ election to fully exercise their over-allotment option, 750,000 Founder Shares are no longer subject to forfeiture.

The initial stockholders have agreed, subject to certain limited exceptions, not to transfer, assign or sell any of the Founder Shares until the earlier of (A) one year after the completion of a Business Combination and (B) subsequent to a Business Combination, (x) if the last reported sale price of the Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, stock exchange, reorganization or other similar transaction that results in all of the Company’s stockholders having the right to exchange their shares of Class A common stock for cash, securities or other property.

Consulting Arrangements

During the period ended March 31, 2021, the Company enlisted the services of several consultants under various arrangements for administrative services, potential target and financial analysis and due diligence services to the Company. These arrangements provided for aggregate monthly fees of approximately $90,000. For the period from January 1, 2021  through March 31, 2021 the Company incurred $237,962 in such fees, of which $25,000 is included in accrued expenses on the balance sheet as of March 31, 2021.

Related Party Loans

In addition, in order to finance transaction costs in connection with a Business Combination, the Sponsor, an affiliate of the Sponsor, or certain of the Company’s officers and directors or their affiliates may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $2,000,000 of such Working Capital Loans may be converted into warrants, at a price of $1.00 per warrant, of the post Business Combination entity. The warrants would be identical to the Private Placement Warrants. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. As of March 31, 2021, no Working Capital Loans were outstanding.

NOTE 6. RELATED PARTY TRANSACTIONS

Founder Shares

On August 10, 2020, the Sponsor purchased 5,750,000 shares of the Company’s Class B common stock (the “Founder Shares”) for an aggregate purchase price of $25,000. In September 2020, the Sponsor transferred 175,500 Founder Shares to directors, officers and consultants of the Company (together with the Sponsor, the “initial stockholders”). The Founder Shares included an aggregate of up to 750,000 shares subject to forfeiture by the initial stockholders to the extent that the underwriters’ over-allotment was not exercised in full or in part, so that the number of Founder Shares would collectively represent approximately 20% of the Company’s issued and outstanding shares after the Initial Public Offering. As a result of the underwriters’ election to fully exercise their over-allotment option, 750,000 Founder Shares are no longer subject to forfeiture.

The initial stockholders have agreed, subject to certain limited exceptions, not to transfer, assign or sell any of the Founder Shares until the earlier of (A) one year after the completion of a Business Combination and (B) subsequent to a Business Combination, (x) if the last reported sale price of the Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, stock exchange, reorganization or other similar transaction that results in all of the Company’s stockholders having the right to exchange their shares of Class A common stock for cash, securities or other property.

Consulting Arrangements

During the year ended December 31, 2020, the Company entered into consulting arrangements with several service provider for administrative services, potential target and financial analysis and due diligence services to the Company. These arrangements provide for aggregate monthly fees of approximately $90,000. For the period from August 4, 2020 (inception) through December 31, the Company incurred $233,373 in such fees. At December 31, 2020, $50,000 is included in accrued expenses in the accompanying balance sheet.

Advance from Related Party

The Sponsor advanced the Company an aggregate of $2,279 to pay for certain costs in connection with the Initial Public Offering. The advances were non-interest bearing and due on demand. The outstanding advances were repaid at the closing of the Initial Public Offering on October 2, 2020.

Promissory Note — Related Party

On August 10, 2020, the Sponsor issued an unsecured promissory note to the Company (the “Promissory Note”), pursuant to which the Company was entitled to borrow up to an aggregate principal amount of $250,000. The Promissory Note was non-interest bearing and payable on the earlier of March 31, 2021 or the consummation of the Initial Public Offering. The outstanding balance under the Promissory Note was repaid at the closing of the Initial Public Offering on October 2, 2020.

Related Party Loans

In addition, in order to finance transaction costs in connection with a Business Combination, the Sponsor, an affiliate of the Sponsor, or certain of the Company’s officers and directors or their affiliates may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $2,000,000 of such Working Capital Loans may be converted into warrants, at a price of $1.00 per warrant, of the post Business Combination entity. The warrants would be identical to the Private Placement Warrants. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. As of December 31, 2020, no Working Capital Loans were outstanding.

EVGO HOLDCO, LLC AND EVGO SERVICES, LLC
RELATED PARTY TRANSACTIONS

NOTE 13 — RELATED PARTY TRANSACTIONS

Receivables from Related Parties

The Company has receivables from EVgo Holdings, EVgo Management Holdings, LLC, and EVgo Member Holdings, LLC totaling $30,690 for tax payments made on their behalf.

Payables to Related Parties

The Company has payables due to LS Power Equity Advisors, LLC for services rendered and to EVgo Holdings, LLC for payments of operating expense paid on its behalf. The Company recorded $705,005 and $88,896 for consulting and corporate development services rendered by LS Power Equity Advisors, LLC after the Merger, for the three months ended March 31, 2021 and period from January 16, 2020 through March 31, 2020, respectively.

Related Party Note Payable

As noted in note 8, the Company has an outstanding note payable with EVgo Holdings.

Low Carbon Fuel Standards

The Company entered into various agreements to facilitate the purchase and sale of California Low Carbon Fuel Standard Credits (“LCFS”) through a subsidiary of LS Power at prevailing market levels after the Merger Date. For the three months ended March 31, 2021, the total amount of regulatory credit income recognized through the LCFS trading program with LS Power’s subsidiary totaled $561,700. There was no regulatory credit income recognized during the period from January 16, 2020 through March 31, 2020.

Trade Associations

One of the Company’s officers also serves on the board of Veloz, Zero Emission Transportation Association and Electric Drive Transportation Association. The Company is a member of these organizations and has incurred membership fees of $5,887 and $5,162 for the three months ended March 31, 2021 and from January 16, 2020 through March 31, 2020, respectively. There were no fees incurred for the period from January 1, 2020 to January 15, 2020.

Transaction Bonus

On January 16, 2020, in connection with the Merger (see notes 1 and 3), LS Power contributed $5.3 million to the Company for a contingent transaction bonus to eligible employees.

NOTE 13 — RELATED PARTY TRANSACTIONS

Management Services Agreement

The Company and Predecessor Management were previously party to a Management Services Agreement related to the administration of the 2016 Stock Incentive Plan (the “Plan”) of Predecessor Management. During the term of this agreement, the Company was responsible for administering the Plan of EVgo Management and selecting employees, directors and consultants to whom an Award (as defined by the Plan) would be granted, determining the terms of the Awards, and any other actions consistent with the terms of the Plan. The Company’s responsibilities under this agreement included the recommendation of employees, directors and consultants to EVgo Management to whom Awards may be granted, the terms of the Awards, and recommendation of directors of EVgo Management, general, administrative, and back-office services relating to the operation of EVgo Management and the maintenance of the Plan, and any other actions consistent with the terms of the Plan. All Shares (as defined by the Plan) underlying any Award granted were subject to a right of first refusal and a repurchase right in favor of EVgo Management.

The Company did not receive a fee from Predecessor Management for providing these services and the agreement is no longer in effect.

Related Party Note Payable

As noted in Note 8, the Company has an outstanding note payable with EVgo Holdings.

Consulting Services

The Company recorded $679,657 for consulting and corporate development services rendered by LS Power Equity Advisors, LLC for the period from January 16, 2020 through December 31, 2020.

Low Carbon Fuel Standards

The Company entered into various agreements to facilitate the purchase and sale of California Low Carbon Fuel Standard Credits (“LCFS”) with a subsidiary of LS Power at prevailing market levels after the Merger Date. For 2020, the total amount of regulatory credit income recognized through the LCFS trading program with LS Power’s subsidiary totaled $1,289,700.

Nissan Agreements

As discussed in Note 12, the Company has two contracts with Nissan, a related party up to the date of the Merger (see Note 12) and thereafter no longer a related party. The table below summarizes the revenue the Company recognized for the period from January 1, 2020 through January 15, 2020 and for the year ended December 31, 2019 related to these agreements while it was a related party.

	January 1, 2020 through January 15, 2020	Year-ended December 31, 2019
Related party revenue:
Charging revenue – retail	$—	$4,511
Charging revenue – OEM	54,762	2,147,248
Ancillary revenue	1,354	260,224
Non-charging revenue – OEM	9,178	—
Regulatory credits and other	—	39,820
Revenue from related party	$65,294	$2,451,803

As of December 31, 2019, accounts receivable from Nissan totaled $106,886.

NRG Settlement

As discussed in Note 11, the Company has received funds from NRG in relation to the Services Agreement between the Company and NRG. As of December 31, 2019, $12,695 was recorded as a receivable from NRG. NRG was no longer a related party as of the Merger Date.

Trade Associations

One of the Company’s officers also serves on the board of Veloz, Zero Emission Transportation Association and Electric Drive Transportation Association. The Company is a member of these organizations and has paid membership fees of $27,425 and $19,275 for the period from January 16, 2020 to December 31, 2020 and the year ended December 31, 2019. There were no fees paid for the period from January 1, 2020 to January 15, 2020.

Transaction Bonus

On January 16, 2020, in connection with the Merger, LS Power contributed $5.3 million to the Company for a contingent transaction bonus to eligible employees (see Note 1).